Note 16 - Basic And Diluted Net Income Per Common Share (Details) - Earnings Per Share Basic and Diluted	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Earnings Per Share Basic and Diluted [Abstract]
Basic net income attributable to Internet Initiative Japan Inc. per common share	$ 1.39	¥ 130.76	¥ 89.82	¥ 79.04
Diluted net income attributable to Internet Initiative Japan Inc. per common share	$ 1.39	¥ 130.65	¥ 89.78	¥ 79.04